Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Diluted	[1]	$ 0.26	$ (0.01)	$ 0.06
Diluted	[1]	25,021,246	23,441,484	23,015,777

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 12).